Deposits (Detail Textuals) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deposits
Time deposits with balances exceeded FDIC insurance limit of $250,000	$ 63,200,000	$ 72,300,000
Brokered deposits	48,500,000	36,400,000
Cash reserve deposit required as per Federal Reserve Bank	1,800,000	1,600,000
Average compensating balances	$ 1,500,000	$ 570,000